Stock Option Plan - Summary of Weighted-Average Fair Value of Options Granted (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021 CAD ($) yr $ / shares	Jan. 31, 2020 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 9,120	$ 13,560
Share price | $ / shares	$ 25.83	$ 47.69
Risk-free interest rate	0.84%	1.51%
Expected life | yr	6.25	6.25
Expected volatility	36.24%	28.51%
Expected annual dividend per share	0.00%	0.84%